Share Capital (Details) - Schedule of stock option activity	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stock Options [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options Outstanding	414,568	328,068
Weighted Average Exercise Price Outstanding	$ 13.88	$ 13.99
Number of Stock Options Granted	815,000	100,500
Weighted Average Exercise Price Granted	$ 1.17	$ 11.5
Number of Stock Options Expired/Cancelled (in Shares) | shares	(34,001)	(14,000)
Weighted Average Exercise Price Expired/Cancelled	$ 26.39	$ 16.38
Number of Stock Options Outstanding	1,195,567	414,568
Weighted Average Exercise Price Outstanding	$ 4.86	$ 13.88
Restricted Share Units [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options Outstanding	0
Weighted Average Exercise Price Outstanding
Number of Stock Options Granted	3,075,000
Weighted Average Exercise Price Granted	$ 1.05
Number of Stock Options Outstanding	3,075,000	0
Weighted Average Exercise Price Outstanding	$ 1.05
Agents’ Options [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options Outstanding	445,926	452,523
Weighted Average Exercise Price Outstanding	$ 7.51	$ 8.02
Number of Stock Options Granted	434,783
Weighted Average Exercise Price Granted	$ 2.53
Number of Stock Options Expired/Cancelled (in Shares) | shares		(6,597)
Weighted Average Exercise Price Expired/Cancelled		$ 52.68
Number of Stock Options Outstanding	880,709	445,926
Weighted Average Exercise Price Outstanding	$ 5.05	$ 7.51
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options Outstanding	5,121,328	3,591,533
Weighted Average Exercise Price Outstanding	$ 7.64	$ 10.55
Number of Stock Options Granted	9,999,999	2,142,857
Weighted Average Exercise Price Granted	$ 2.3	$ 4
Number of Stock Options Exercised		(544,415)
Weighted Average Exercise Price Exercised		$ 5.54
Number of Stock Options Expired/Cancelled (in Shares) | shares		(68,647)
Weighted Average Exercise Price Expired/Cancelled		$ 62.87
Number of Stock Options Outstanding	15,121,327	5,121,328
Weighted Average Exercise Price Outstanding	$ 3.9	$ 7.64